Share-Based Payments - Summary of Details of Free Shares (Parenthetical) (Detail)		12 Months Ended
	Sep. 06, 2018	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Viaskin Peanut [Member] | Top of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half of the Shares
Vesting period (years)		2 years
Date of Grant 6/3/2014 [member] | Viaskin Peanut [Member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria		Half of the Shares
Vesting period (years)		2 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Viaskin Peanut [Member] | Bottom of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		4 years
Date of Grant 9/30/2015 and 12/15/2015 [member] | Viaskin Peanut [Member] | Top of range [member] | Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Age of patients evaluated		11 years